Income taxes - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Statutory tax rate		25.00%	25.00%	25.00%
Total		$ 388,979
Hong Kong | first HK$2 million of assessable profits earned first HK$2 million of assessable profits earned
Income taxes
Statutory tax rate		8.25%
Hong Kong | after first HK$2 million of assessable profits earned
Income taxes
Statutory tax rate		16.50%
Chinese mainland
Income taxes
Statutory tax rate		25.00%
Preferential income tax rate		15.00%
High and new technology enterprise certificate term	3 years
Other than PRC
Income taxes
Total	$ 85,405	$ 117,246	$ 85,405